SUBSEQUENT EVENTS (Details) - Dillard's, Inc. Investment & Employee Stock Ownership Plan - Subsequent events - USD ($) $ / shares in Units, $ in Millions	Jan. 02, 2026	Jan. 05, 2026
SUBSEQUENT EVENTS
Special dividend per share		$ 30
Participant elected cash dividend distribution amount	$ 82.8
Special dividend amount	$ 137.2